Investments in and Advances to Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	Year Ended December 31,
	2016 $	2015 $
High-Q Joint Venture	22,025	21,166
Tanker Investments Ltd.	47,710	44,195
Teekay Tanker Operations Ltd.	11,538	21,447
Total	81,273	86,808
A condensed summary of the Company’s financial information for equity accounted investments (11.3% to 50.0% owned) shown on a 100% basis are as follows:

	As at December 31,
	2016 $	2015 $
Cash and cash equivalents	62,817	97,933
Other current assets	33,321	206,460
Vessels and equipment	816,943	855,232
Other non-current assets	20,558	25,304

Current portion of long-term debt	43,677	149,301
Other current liabilities	32,840	41,321
Long-term debt	367,201	485,627
Other non-current liabilities	26,341	31,269

	Year Ended December 31,
	2016 $	2015 $	2014 $
Revenues	169,601	225,596	94,244
Income from operations	73,782	109,253	16,460
Realized and unrealized loss on derivative instruments	(244)	(689)	(831)
Net income	50,313	90,059	3,598